Financial instruments (Details 4) (CHF) In Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011 Recurring basis Debt securities Corporate debt securities Trading assets	Jun. 30, 2010 Recurring basis Debt securities Corporate debt securities Trading assets	Jun. 30, 2011 Recurring basis Debt securities RMBS Trading assets	Jun. 30, 2010 Recurring basis Debt securities RMBS Trading assets	Jun. 30, 2011 Recurring basis Debt securities CMBS Trading assets	Jun. 30, 2010 Recurring basis Debt securities CMBS Trading assets	Jun. 30, 2011 Recurring basis Debt securities Collateralized debt obligations Trading assets	Jun. 30, 2010 Recurring basis Debt securities Collateralized debt obligations Trading assets	Jun. 30, 2011 Recurring basis Debt securities Trading assets	Jun. 30, 2010 Recurring basis Debt securities Trading assets	Jun. 30, 2011 Recurring basis Equity securities Trading assets	Jun. 30, 2010 Recurring basis Equity securities Trading assets	Jun. 30, 2011 Recurring basis Equity securities Other investments	Jun. 30, 2010 Recurring basis Equity securities Other investments	Jun. 30, 2011 Recurring basis Derivative instruments Interest rate derivatives Trading assets	Jun. 30, 2010 Recurring basis Derivative instruments Interest rate derivatives Trading assets	Jun. 30, 2011 Recurring basis Derivative instruments Equity/index-related derivatives Trading assets	Jun. 30, 2010 Recurring basis Derivative instruments Equity/index-related derivatives Trading assets	Jun. 30, 2011 Recurring basis Derivative instruments Credit derivatives Trading assets	Jun. 30, 2010 Recurring basis Derivative instruments Credit derivatives Trading assets	Jun. 30, 2011 Recurring basis Derivative instruments Trading assets	Jun. 30, 2010 Recurring basis Derivative instruments Trading assets	Jun. 30, 2011 Recurring basis Other. Trading assets	Jun. 30, 2010 Recurring basis Other. Trading assets	Jun. 30, 2011 Recurring basis Life finance instruments Other investments	Jun. 30, 2010 Recurring basis Life finance instruments Other investments	Jun. 30, 2011 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2010 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2011 Recurring basis Trading assets	Jun. 30, 2010 Recurring basis Trading assets	Jun. 30, 2011 Recurring basis Investment securities	Jun. 30, 2010 Recurring basis Investment securities	Jun. 30, 2011 Recurring basis Other investments	Jun. 30, 2010 Recurring basis Other investments	Jun. 30, 2011 Recurring basis Loans	Jun. 30, 2010 Recurring basis Loans	Jun. 30, 2011 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2010 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2011 Recurring basis Loans - of which financial institutions	Jun. 30, 2010 Recurring basis Loans - of which financial institutions	Jun. 30, 2011 Recurring basis Other intangible assets.	Jun. 30, 2010 Recurring basis Other intangible assets.	Jun. 30, 2011 Recurring basis Other assets	Jun. 30, 2010 Recurring basis Other assets	Jun. 30, 2011 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2010 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2011 Recurring basis Assets.	Jun. 30, 2010 Recurring basis Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			3,803	4,816	3,264	3,626	1,861	2,461	1,135	559	11,013	11,980	622	488	9,591	12,205	2,072	1,529	2,300	3,298	2,725	4,339	8,719	11,192	2,018	2,310	1,844	2,048	1,197	1,514	22,372	25,970	79	86	11,435	14,253	6,258	11,079	3,558	8,346	2,195	2,454	66	30	9,253	6,744	8,932	6,220	50,660	59,676
Transfers in, assets	3,433	6,953	378	481	792	548	68	117	175	307	1,450	1,463	204	34	23	143	60	173	109	152	845	489	1,288	874	106	370	0	0	0	0	3,048	2,741	2	0	23	143	915	835	912	251	3	180	0	0	2,965	1,484	2,963	1,457	6,953	5,203
Transfers out, assets	(4,808)	(8,707)	(205)	(359)	(769)	(731)	(159)	(135)	(343)	(304)	(1,512)	(1,540)	(355)	(90)	(66)	(350)	(122)	(150)	(153)	(282)	(717)	(582)	(1,040)	(1,151)	(199)	(601)	0	0	(9)	0	(3,106)	(3,382)	0	0	(66)	(350)	(935)	(312)	(564)	(113)	(127)	(95)	0	0	(4,591)	(1,309)	(4,588)	(1,287)	(8,707)	(5,353)
Purchases, assets			2,180		2,187		324		305		5,291		523		640		0		0		0		0		1,573		59		0		7,387		50		699		1,050		170		876		0		3,185		2,991		12,371
Sales, assets			(1,853)		(2,830)		(601)		(616)		(6,237)		(425)		(1,876)		0		0		0		0		(1,239)		(90)		0		(7,901)		(11)		(1,966)		(454)		(269)		(80)		0		(2,874)		(2,861)		(13,206)
Issuances, assets			0		0		0		0		0		0		0		112		110		21		319		0		0		56		319		0		0		1,163		975		189		0		1,186		1,185		2,724
Settlements, assets			0		0		0		0		0		0		0		(241)		(13)		(382)		(805)		(36)		0		(46)		(841)		(4)		0		(1,748)		(1,192)		(370)		0		(839)		(833)		(3,478)
Purchases, sales, issuances, settlements, assets				(1,183)		(1,229)		(669)		237		(2,605)		115		(266)		296		(724)		(377)		(1,002)		74		(38)		0		(3,418)		356		(304)		155		(1,537)		1,598		87		7,772		7,857		4,648
Gain (loss) on transfers in/out included in trading revenues, assets			46	52	35	22	4	12	12	2	98	88	40	1	0	0	(9)	52	24	63	(65)	(70)	(51)	41	8	(1)	0	0	0	0	95	129	0	0	0	0	21	7	5	3	(1)	4	0	0	89	31	89	31	205	167
Gain (loss) on all other activity included in trading revenues, assets			33	(98)	215	407	64	(37)	134	398	442	618	32	18	35	3	(171)	169	171	565	222	(876)	475	182	19	52	56	130	(9)	(1)	968	870	0	4	91	133	190	(42)	96	(275)	42	231	0	0	374	899	349	931	1,614	1,863
Gain (loss) on transfers in/out included in other revenues, assets			0	0	0	0	0	0	0	0	0	0	0	0	0	29	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	29	0	0	0	0	0	0	0	0	0	0	0	0	0	29
Gain (loss) on all other activity included in other revenues, assets			1	(1)	0	0	0	0	0	0	1	(1)	38	0	927	180	0	0	0	0	0	0	0	0	0	0	0	0	0	0	39	(1)	0	0	927	180	0	9	0	9	0	0	(10)	(28)	(1)	18	0	21	955	178
Foreign currency translation impact, assets			(547)	268	(297)	166	(121)	122	(103)	12	(1,164)	593	(65)	19	(876)	489	(187)	67	(255)	151	(259)	200	(877)	511	(228)	105	(190)	94	(123)	70	(2,334)	1,228	(8)	(3)	(1,066)	583	(657)	481	(342)	366	(280)	103	(6)	1	(1,000)	273	(952)	250	(5,194)	2,633
Balance at end of period, assets			3,836	3,976	2,597	2,809	1,440	1,871	699	1,211	9,382	10,596	614	585	8,398	12,433	1,514	2,136	2,293	3,223	2,390	3,123	8,028	10,647	2,022	2,309	1,679	2,234	1,066	1,583	20,046	24,137	108	443	10,077	14,667	5,803	12,212	3,349	7,050	2,447	4,475	50	90	7,747	15,912	7,275	15,480	44,897	69,044